UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Operating Activities:
Net income (loss)	$ 3,424	$ (39,797)	$ (80,607)	$ (37,744)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Non-cash lease expense	362	416	824	1,104
Depreciation and amortization	564	399	746	895
Stock-based compensation	1,357	810	8,357	437
Provision for uncollectible accounts	0	2,885	12,675	436
Unrealized exchange (gain) or loss	373	49	(180)	(113)
Provision for inventory	369	469	1,399
Change in fair value of warrant liabilities	(4,507)	1,679	(8,364)	820
Change in fair value of derivative liabilities	(1,895)	35	1,730	19
Change in fair value of Revenue Interest Financing and PIPE Conversion Option	(1,496)	0	2,192
Change in fair value of earn-out liabilities	(19,880)	0	(29,050)
Interest paid on debt recorded at fair value	(1,054)	0	(1,092)
Change in fair value of debt	(8,230)	(2,257)	3,751
Debt issuance costs associated with debt recorded at fair value	1,357	0	1,210
Non-cash interest expense	1,464	775	2,083	953
Non-cash termination of convertible note side letters	0	6,632	16,098
Loss on extinguishment of debt	8,713	0	3,929
Non-cash issuance of common stock for commitment shares			123
Changes in operating assets and liabilities:
Accounts receivable	4,412	930	(1,318)	(22,817)
Inventory	1,014	(1,468)	(3,705)	(1,150)
Prepaid expenses, other current and long-term assets	718	634	285	(577)
Lease liabilities	(411)	(391)	(789)	(733)
Accounts payable	(2,504)	5,021	4,664	3,324
Accrued expenses and other current liabilities	(1,713)	3,162	1,057	8,165
Net cash used in operating activities	(17,563)	(20,017)	(63,982)	(46,981)
Investing Activities:
Purchases of property and equipment	(539)	(408)	(1,606)	(1,550)
Net cash used in investing activities	(539)	(408)	(1,606)	(1,550)
Financing Activities:
Proceeds from issuance of convertible notes - net	48,000	19,550	28,700	1,103
Proceeds from term loan - net			59,780	29,850
Proceeds from Business Combination, net of transaction costs			61,652
Proceeds from Revenue Interest Financing			40,000
Repayment of promissory note assumed in Business Combination			(2,500)
Proceeds from option and warrant exercises	26	61	213	132
Repayment of convertible notes	0	(500)	(10,750)
Proceeds from equity line financing	378	0
Payment of deferred financing costs	0	(1,604)		(286)
Payment of debt issuance costs	(1,357)	0	(3,450)	(262)
Net cash provided by (used in) financing activities	(673)	17,507	95,986	30,537
Net increase (decrease) in cash and cash equivalents and restricted cash	(18,775)	(2,918)	30,398	(17,994)
Cash and cash equivalents and restricted cash at beginning of period	38,421	8,023	8,023	26,017
Cash and cash equivalents and restricted cash at end of period	19,646	5,105	38,421	8,023
Supplemental disclosure of cash flow information
Cash paid for interest	2,672	3,967	8,035	3,476
Supplemental cash flow information on non-cash investing and financing activities
Purchase of property and equipment included in accounts payable	31	165	134	13
Issuance of warrants in connection with financing				834
Deferred financing costs in accounts payable and accrued expenses	1,207	6,918	580	$ 1,919
Recognition of assumed warrant liability			13,762
Recognition of earn-out liabilities			53,040
Issuance of common stock upon conversion of convertible notes			25,569
Change in fair value of Revenue Interest Financing through OCI	(5,280)	0	(700)
2021 Term Loan
Financing Activities:
Repayment of Term Loan			(57,659)
Fortress Term Loan
Financing Activities:
Repayment of Term Loan	$ (47,720)	$ 0	$ (20,000)